Investments and Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Investments in and Advances to Affiliates
As of June 30, 2019	Level 1	Level 2	Level 3	Total
Warrants- Affiliates			$6,067	$6,067

As of December 31, 2018	Level 1	Level 2	Level 3	Total
Warrants- Affiliates	$-	$-	$7,840	$7,840

Investments – Related Parties at Fair Value:

As of December 31, 2018	Level 1	Level 2	Level 3	Total
Warrants - Affiliates	$-	$-	$7,840	$7,840

As of December 31, 2017	Level 1	Level 2	Level 3	Total
Warrants - Affiliates	$-	$-	$26,401	$26,401

Schedule of Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation	A reconciliation of Level 3 assets is as follows:
Warrants
Balance - December 31, 2018	$7,840
Unrealized loss	(1,773)
Balance - June 30, 2019	$6,067

A reconciliation of Level 3 assets is as follows:

Warrants
Balance - December 31, 2016	$42,688
Unrealized loss	(16,287)
Balance - December 31, 2017	26,401
Unrealized loss	(18,561)
Balance - December 31, 2018	$7,840